CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	9 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Private placement warrants issued	6,600,000	6,600,000
Class A common stock | common stock
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)	23,000,000
Class A Common Stock Not Subject to Redemption | common stock
Sale of 23,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)	23,000,000